February 22, 2011

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Eaton Vance Growth Trust (File Nos. 811-01241 and 02-22019) on behalf of its series
Eaton Vance Asian Small Companies Fund and Eaton Vance Greater China Growth Fund
and Eaton Vance Special Investment Trust (File Nos. 811-01545 and 02-27962)
(together with Eaton Vance Growth Trust, the “Registrants”) on behalf of its series Eaton
Vance Greater India Fund (together with Eaton Vance Asian Small Companies Fund and
Eaton Vance Greater China Growth Fund, the “Funds”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”), is a definitive copy of additional solicitation materials (“additional proxy materials”) regarding a joint Special Meeting of Shareholders to be held on March 9, 2011. The Registrants transmitted definitive proxy materials, including the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy Card regarding the joint Special Meeting of Shareholders, to the Securities and Exchange Commission on February 3, 2011 (Accession No. 0000940394-11-000082).

     The definitive additional proxy materials will be used beginning on or about February 22, 2011.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours, /s/ Velvet R. Regan Velvet R. Regan, Esq. Vice President